EQUITY METHOD INVESTMENTS - Rollforward of the Investment in Equity Method Investees Parenthetical (Details) - USD ($) $ in Thousands	3 Months Ended		11 Months Ended				12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2019	[1]	Nov. 30, 2018	[1]	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Impairment loss	$ 3,311	$ (441)					$ (337,851)	$ (10,888)	$ (2,223)
OGC | Summit Midstream Partners, LLC
Schedule of Equity Method Investments [Line Items]
Impairment loss			$ (232,521)		$ (5,652)		329,700	$ 7,700
Write-off basis difference							103,500
OCC | Summit Midstream Partners, LLC
Schedule of Equity Method Investments [Line Items]
Impairment loss							$ 6,300

[1]	Amount is comprised of (i) a $329.7 million impairment of our equity method investment in Ohio Gathering; (ii) the write-off of our basis difference of ($103.5) million in Ohio Gathering as a result of the impairment in our equity method investment in Ohio Gathering; and (iii) a $6.3 million impairment of long-lived assets in OCC.